Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Other NEOs ($)(3)(4)	Average Compensation Actually Paid to Other NEOs ($)(2)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) ($ in millions)(6)	Revenue ($ in millions)(7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2024	17,956,561	3,664,112	7,935,503	3,245,043	119.39	180.53	303	2,808
2023	16,577,104	5,868,843	7,590,131	3,947,292	182.96	146.96	308	2,748
2022	16,461,507	(15,823,299)	7,261,266	(4,534,407)	270.38	118.03	(694)	2,566
2021	40,584,292	52,367,686	5,850,887	11,909,053	494.22	148.30	494	2,329
2020	1,934,307	102,473,221	3,496,282	28,464,462	401.60	118.87	349	1,726

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The following table shows the adjustments made to the total compensation shown for our CEO, Mr. Silverman, on the Summary Compensation Table to arrive at “compensation actually paid” for 2024 as reflected on the table above:The Other NEOs for 2020 and 2021 were Ms. Glaser, Mr. Fisher, Ms. Patel Goyal, and Mr. Scott. The Other NEOs for 2022 were Ms. Glaser, Ms. Moskowitz, Mr. Scott, Mr. Fisher, and Ms. Patel Goyal. The Other NEOs for each of 2023 and 2024 were Ms. Glaser, Ms. Kumar, Ms. Moskowitz, and Mr. Stretch.
Peer Group Issuers, Footnote	Our peer group is the Russell 1000 Index, which is the index included in our Performance Graph in our Form 10-K for each of the Covered Years.
PEO Total Compensation Amount	$ 17,956,561	$ 16,577,104	$ 16,461,507	$ 40,584,292	$ 1,934,307
PEO Actually Paid Compensation Amount	$ 3,664,112	5,868,843	(15,823,299)	52,367,686	102,473,221
Adjustment To PEO Compensation, Footnote

Adjustments to Determine CEO Compensation Actually Paid	2024
Summary Compensation Table (SCT) amount	17,956,561
Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(16,574,365)
Plus Year-end Fair Value of Stock Awards and Options Awards Granted during Covered Year that Remain Unvested as of Year-end	10,344,618
Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	798,182
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(7,284,454)
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year	(1,576,430)
TOTAL ADJUSTMENTS:	(14,292,449)
TOTAL COMPENSATION ACTUALLY PAID:	3,664,112

Non-PEO NEO Average Total Compensation Amount	$ 7,935,503	7,590,131	7,261,266	5,850,887	3,496,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,245,043	3,947,292	(4,534,407)	11,909,053	28,464,462
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the adjustments made to the average of the total compensation shown for the Other NEOs on the Summary Compensation Table to arrive at “compensation actually paid” for 2024 as reflected on the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2024
Summary Compensation Table (SCT) amount	7,935,503
Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(7,119,591)
Plus Year-end Fair Value of Stock Awards and Options Awards Granted during Covered Year that Remain Unvested as of Year-end	4,410,150
Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	493,000
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(1,929,782)
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year	(544,237)
TOTAL ADJUSTMENTS:	(4,690,460)
TOTAL COMPENSATION ACTUALLY PAID:	3,245,043

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure	What it Measures
Gross Merchandise Sales (GMS) ($)	The dollar value of items sold in our marketplaces, excluding shipping fees and net of refunds, within the applicable period.
Revenue ($)	Our revenue (determined on a consolidated basis) reported in Etsy's audited financial statements.
Adjusted EBITDA Margin (%)	Etsy's profitability from our operations calculated by dividing consolidated Adjusted EBITDA by consolidated revenue and expressed as a percentage.
Relative TSR ($)	Our stock price performance, reflecting returns to our stockholders relative to the Nasdaq Composite constituents.

Total Shareholder Return Amount	$ 119.39	182.96	270.38	494.22	401.60
Peer Group Total Shareholder Return Amount	180.53	146.96	118.03	148.30	118.87
Net Income (Loss)	$ 303,000,000	$ 308,000,000	$ (694,000,000)	$ 494,000,000	$ 349,000,000
Company Selected Measure Amount	2,808,000,000	2,748,000,000	2,566,000,000	2,329,000,000	1,726,000,000
PEO Name	Silverman
Additional 402(v) Disclosure	For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of stock option awards, RSUs, and PSUs in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The fair value of the unvested PSUs is determined based on the probable outcome (as determined in accordance with FASB ASC Topic 718) as of the end of the relevant fiscal year. Reflects “net income (loss)” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Form 10-K for each of the Covered Years. Reflects “revenue” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Form 10-K for each of the Covered Years.
Measure:: 1
Pay vs Performance Disclosure
Name	Gross Merchandise Sales (GMS) ($)
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue ($)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin (%)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR ($)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,292,449)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,574,365)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,344,618
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,284,454)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,182
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,576,430)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,690,460)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,119,591)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,410,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,929,782)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	493,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (544,237)